Taxation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended			84 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2014 Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying")	Dec. 31, 2012 Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying")	Dec. 31, 2010 Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying")	Dec. 31, 2010 Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Jul. 31, 2012 Guangdong Gehua Network Technology and Development Co., Ltd. ("Gehua")	Jul. 31, 2012 Guangdong Gehua Network Technology and Development Co., Ltd. ("Gehua") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Dec. 31, 2014 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2013 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2014 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Apr. 30, 2011 21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")	Dec. 31, 2014 21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")	Dec. 31, 2013 21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")	Dec. 31, 2012 21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")	Jun. 30, 2009 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")	Dec. 31, 2014 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")	Dec. 31, 2013 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")	Dec. 31, 2012 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")	Jun. 30, 2009 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Dec. 31, 2014 Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")	Dec. 31, 2017 Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy") Scenario, Forecast	Dec. 31, 2014 SC Aipu and Yunnan Aipu Network Technology Co., Ltd. ("YN Aipu")	Dec. 31, 2012 SC Aipu and Yunnan Aipu Network Technology Co., Ltd. ("YN Aipu")	Dec. 31, 2000 SC Aipu and Yunnan Aipu Network Technology Co., Ltd. ("YN Aipu")	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2014 PRC Minimum	Dec. 31, 2014 PRC Maximum	Dec. 31, 2014 HONG KONG 21Vianet Hong Kong Entities	Dec. 31, 2013 HONG KONG 21Vianet Hong Kong Entities	Dec. 31, 2012 HONG KONG 21Vianet Hong Kong Entities	Dec. 31, 2014 TAIWAN DYX Taiwan
Income Taxes [Line Items]
Income tax rate																																					16.50%	16.50%	16.50%	17.00%
Other PRC subsidiaries subject to EIT rate	25.00%	25.00%	25.00%	25.00%																												25.00%	25.00%	25.00%
Preferential tax rate					15.00%	15.00%	15.00%		15.00%		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%				15.00%	15.00%	15.00%
Preferential tax rate, additional term							3 years	3 years	3 years	3 years									3 years				3 years
Preferential tax rate, starting period							2010		2012										2009
Preferential tax rate, ending period							2012		2014										2011
Tax holiday, exemption rate																								100.00%	50.00%
Tax holiday reduction period																								2 years	3 years
Income tax rate on PRC tax resident enterprises																													25.00%	25.00%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)																													$ 11,287	70,030
Net tax operating losses expiration year																																			2015	2019
Undistributed earnings from its PRC subsidiaries	150,078	931,176
Unrecognized tax benefits (in dollars)	3,296	20,453	18,559
Unrecognized tax benefits impact in the effective rate		6,047
Interest expense (in RMB)																													(90)	(556)	2,289	641
Accumulated interest expense (in RMB)																													$ 607	3,771	4,327